NOTE 14: EQUITY (Details 1)	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Number of options outstanding | shares	7,600,000	3,300,000	1,250,000	0
Weighted average exercise price (C$)	$ .25
Weighted average life of options (years)	3 years 10 months 6 days
Number of options exercisable | shares	5,650,000
Weighted average exercise price (C$)	$ .30
Weighted average life of options (years)	4 years
Share Options One
Disclosure of classes of share capital [line items]
Exercise price (C$)	$ .10
Number of options outstanding | shares	3,300,000
Weighted average exercise price (C$)	$ .10
Weighted average life of options (years)	2 years 6 months 18 days
Number of options exercisable | shares	1,600,000
Weighted average exercise price (C$)	$ .10
Weighted average life of options (years)	2 years 11 months 12 days
Share Options Two
Disclosure of classes of share capital [line items]
Exercise price (C$)	$ .26
Number of options outstanding | shares	450,000
Weighted average exercise price (C$)	$ .26
Weighted average life of options (years)	4 years 9 months 18 days
Number of options exercisable | shares	200,000
Weighted average exercise price (C$)	$ .26
Weighted average life of options (years)	4 years 9 months 18 days
Share Options Three
Disclosure of classes of share capital [line items]
Exercise price (C$)	$ .38
Number of options outstanding | shares	3,850,000
Weighted average exercise price (C$)	$ .38
Weighted average life of options (years)	4 years 4 months 24 days
Number of options exercisable | shares	3,850,000
Weighted average exercise price (C$)	$ .38
Weighted average life of options (years)	4 years 4 months 24 days